Net Deferred Tax Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Current assets - Deferred income taxes	¥ 47,788	¥ 53,068
Other assets - Deferred income taxes	89,637	105,442
Current liabilities - Other	(6,769)	(14,356)
Long-term liabilities - Deferred income taxes	(445,876)	(410,896)
Net deferred tax liabilities	¥ (315,220)	¥ (266,742)